SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfSupplementalCashFlowsInformationLineItems [Line Items]
Liabilities from financing activities, beginning	$ 0	$ 2,561
Cash payments	0	(661)
Non-cash changes
Interest accrual	0	6
Changes in estimate	0	1,196
Debenture converted to shares	0	(3,102)
Liabilities from financing activities, ending	0	0
Loans payable
DisclosureOfSupplementalCashFlowsInformationLineItems [Line Items]
Liabilities from financing activities, beginning	0	455
Cash payments	0	(461)
Non-cash changes
Interest accrual	0	6
Changes in estimate	0	0
Debenture converted to shares	0	0
Liabilities from financing activities, ending	0	0
Debenture liability
DisclosureOfSupplementalCashFlowsInformationLineItems [Line Items]
Liabilities from financing activities, beginning	0	2,106
Cash payments	0	(200)
Non-cash changes
Interest accrual	0	0
Changes in estimate	0	1,196
Debenture converted to shares	0	(3,102)
Liabilities from financing activities, ending	$ 0	$ 0